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J.P. Morgan Institutional Funds
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

January 25, 2001

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE: Rule 24f-2 Notice for J.P. Morgan Institutional Funds with respect to:
         J.P. Morgan Institutional Federal Money Market Fund
         J.P. Morgan Institutional Short Term Bond Fund
         J.P. Morgan Institutional Bond Fund
         J.P. Morgan Institutional Bond Fund-Ultra
         J.P. Morgan Institutional International Equity Fund
         J.P. Morgan Institutional Emerging Markets Equity Fund
         J.P. Morgan Institutional Global Strategic Income Fund
         J.P. Morgan Institutional Treasury Money Market Fund
         J.P. Morgan Institutional Service Treasury Money Market Fund J.P. Morgan Institutional Service Federal Money Market Fund J.P. Morgan Institutional Treasury Money Market Reserves Fund J.P. Morgan International Equity Fund - Advisor Series
         J.P. Morgan Bond Fund - Advisor Series

         (Registration Statement File No. 033-54642)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 90 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.   Name and address of Issuer:            J.P. Morgan Institutional Funds
                                            60 State Street, Suite 1300
                                            Boston, MA  02109

2. Name of each series or class of securities for which this Form is filed leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

         J.P. Morgan Institutional Federal Money Market Fund
         J.P. Morgan Institutional Short Term Bond Fund
         J.P. Morgan Institutional Bond Fund
         J.P. Morgan Institutional Bond Fund-Ultra
         J.P. Morgan Institutional International Equity Fund
         J.P. Morgan Institutional Emerging Markets Equity Fund
         J.P. Morgan Institutional Global Strategic Income Fund
         J.P. Morgan Institutional Treasury Money Market Fund
         J.P. Morgan Institutional Service Treasury Money Market Fund J.P. Morgan Institutional Service Federal Money Market Fund J.P. Morgan Institutional Treasury Money Market Reserves Fund J.P. Morgan International Equity Fund - Fund Advisor
         J.P. Morgan Bond Fund - Advisor Series

3.       Investment Company Act File Number: 811-07342
         Securities Act File Number:         033-54642


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Division of Investment Management
Securities and Exchange Commission
January 25, 2001
Page 2

4(a). Last day of fiscal year for which this notice is filed: October 31, 2000

4(b). [X] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fical year).

Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c). [_] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during
             the fiscal year pursuant to section 24(f):                    $14,070,868,607

      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:                           $13,100,025,250

      (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
             October 11, 1995 that were not previously used to
             reduce registration fees payable to the Commission:           $ ---

      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii)]:                                 $13,100,025,250

      (v)    Net sales -- if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                              $970,843,357

      (vi)   Redemption credits available for use
             in future years -- if Item 5(i) is less
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                              $( 0 )

      (vii)  Multiplier for determining registration
             fee (see instruction C.8):                                    x .000264

      (viii) Registration fee due [multiply Item 5(v)
             by Item 5(vii)] (enter "0" if no fee
             is due)                                                       =$256,302.65
                                                                           =============

6.    Interest  due -- if this Form is being filed more than 90 days
      after the end of the  issuer's fiscal year (see Instruction D):      +$

7.    Total of the amount of the registration fee due plus any
      interest due [Item 5(vii) plus Item 6]:                              =$256,302.65
                                                                           =============

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Division of Investment Management
Securities and Exchange Commission
January 25, 2001
Page 3

8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 25, 2001

      Account Number: 0000894088

      Method of Delivery:

                          [X]     Wire Transfer
                          [_]     Mail or other means


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         J.P. MORGAN INSTITUTIONAL FUNDS



By:      /s/ Mary Jo Pace
         -------------------
         Mary Jo Pace
         Vice President and Assistant Secretary